Exceptional items	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Exceptional items	Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)		For the financial year ended March 31
Exceptional items	Notes	2023	2022	2021
Business restructuring expenses		(4,446)	(1,980)	(10,340)
Corporate restructuring expenses		(2,764)	(475)	(253,430)
Directors' fee		(141)	(160)	(218)
Impairment		(3,355)	(2,846)	(3,866)
Net sales of assets (loss)		(365)	(23)	(294)
Share-based payment transactions and related other expenses	24	(10,419)	(7,050)	(2,336)
Change in fair value of warrants and put options	26, 40	11,070	15,583	(13,692)
Other exceptional items		(2,394)	8,124	(2,066)
Total		(12,814)	11,173	(286,242)
Business restructuring expenses
In the current financial year business restructuring expenses correspond primarily to the loss arising from the sale of our TFSS business in Russia, and the related deconsolidation. For the financial year ended March 31, 2022 business restructuring expenses correspond to expenses related to workforce reduction in several jurisdictions as a result of COVID-19, whereas for the financial year ended March 31, 2021 they correspond to expenses related to replacement of management positions, changing of facilities and discontinued operations.
Corporate restructuring expenses
For the financial year ended March 31, 2023 corporate restructuring expense predominantly comprise of consulting fees and lawyer expenses for the projects Global Blue pursued during the year. For the financial year ended March 31, 2022 the amount of corporate restructuring expense disclosed corresponds mainly to charges incurred associated with the acquisition of Yocuda and ZigZag, while for the financial year ended March 31, 2021 these expenses mainly correspond to charges incurred associated with the capital reorganization and subsequent merger with FPAC.
Impairment
Impairment expenses for the financial year ended March 31, 2023 relate primarily to the impairment of the investment in Europass, as described in Note 38, and secondarily of a short-term receivable from an equity investment; additionally, for the financial year ended March 31, 2022 the expense predominantly comprises of the impairment of long-term receivables from an equity investment, while for the financial year ended March 31, 2021 part of the impairment was a consequence of the abolition of the tax-free scheme in UK.
Management tracks the tax effects of these exceptional items, alongside exceptional tax items that are further disclosed in Note 11.
Share-based payment transactions and related other expenses
For the financial year ended March 31, 2023, 2022 and 2021 share-based payments represent the expenses predominantly for share options and restricted share grants issued within the framework of the MIP adopted in November 2020, and the share options issued as part of the 2019 Employee Share Option Plan. For the financial year ended March 31, 2023 it also includes the impact of the second amendment to the employment agreement of the Company’s CEO. From the total EUR10.4 million for the financial year ended March 31, 2023, EUR2.1 million corresponds to the expenses associated with the ShipUp management incentive plan detailed in Note 24.
Change in fair value of warrants and put options
For the financial year ended March 31, 2023, the change in fair value of warrants and put options comprises of EUR5.7 million gain associated with the change in the fair value of the put options of ZigZag (EUR0.6 million loss for the financial year ended March 31, 2022 and EUR2.8 million loss for the financial year ended March 31, 2021); EUR4.8 million associated with the put options of Yocuda (EUR2.8 million loss for the financial year ended March 31, 2022), and EUR0.6 million gain associated with the warrant liabilities (EUR18.9 million gain for the financial year ended March 31, 2022 and EUR13.7 million loss for the financial year ended March 31, 2021).
Other Exceptional items
Other exceptional items include an one-off item of EUR9.6 million for the financial year ended March 31, 2022, representing the release of an earn-out provision linked to the business combination with ZigZag Global.